Finance costs - Summary of Detailed Information About Finance Income Expense Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Finance Income Expense [Abstract]
Interest expense from bank borrowings	¥ 31,480		¥ 9,149
Interest expense from lease liabilities	783		1,089	¥ 1,097
Others	697		37
Finance costs	¥ 32,960	$ 4,642	¥ 10,275	¥ 1,097